Investments in joint Ventures	12 Months Ended
Dec. 31, 2021
Interests in other entities [Abstract]
Investments in joint Ventures	Investments in Joint Ventures
The Company has the following investments and voting rights in joint venture:

	Country of Incorporation	December 31, 2020	December 31, 2021
Silicon Manufacturing Partners Pte Ltd. (“SMP”)	Singapore	49%	49%
Sensry GmbH (“Sensry”)	Germany	25%	25%
•SMP is an independent foundry that fabricates semiconductor integrated circuits on silicon wafers using advanced production facilities and the propriety integrated circuit designs of its customers in the semiconductor industry.
•Sensry manufactures customized industrial sensor modules.
On January 1, 2020, the Company executed amendments to its joint venture agreement and limited partnership agreements related Advanced Mask Technology Centre GmbH & Co. KG (“AMTC”) and Maskhouse Building Administration GmbH & Co. KH (“BAC”) under which the terms of the agreements were extended to March 31, 2022 and the Company obtained the determining vote over changes in the business plans of AMTC and BAC. The Company has concluded that it has obtained control over the AMTC and BAC joint venture and has consolidated the joint venture effective January 1, 2020.
The Company evaluated whether the legal form of joint ventures gave the owning parties rights to the underlying assets and liabilities of the joint ventures and concluded that the Company only had access to its net investment (and not a specific share of the assets and liabilities). Further, the Company evaluated the associated joint ventures agreements to support the acquisition of output noting that the agreements allowed external third parties to acquire the output. Considering these factors, the Company has concluded that these entities would be classified as joint ventures. According to the provisions of IAS 28 (revised 2011) and IFRS 11, the joint ventures have been recognized through the equity method of accounting.
The following table presents the movement in investment in joint ventures:

	2020	2021
Beginning balance	$77,331	$36,702
Share of profits for the period	3,876	3,631
Capital reduction	(50)	—
Dividends declared during the period	(2,586)	(2,395)
Reduction in investments due to the consolidation of AMTC and BAC	(41,869)	—
Ending balance	$36,702	$37,938
As part of a cost reduction strategy, the Company decided in 2019 to wind down its mask production operations at its Burlington, Vermont location and transfer those operations to its joint venture mask house, AMTC in Dresden, Germany and increase its share of the joint venture mask house’s productive capacity. On January 1, 2020, the Company obtained control of the AMTC and BAC joint ventures through an amendment of the joint venture agreement granting the Company the determining vote over changes in the business plans of AMTC and BAC. The Company consolidated the joint venture effective January 1, 2020. No consideration was paid to the non-controlling shareholder as a result of the amendment to the joint venture agreement. The Company recognized a non-operating gain on remeasurement of existing equity interest of $38,470 upon the remeasurement of its previously held ownership interest to fair value, which was $86,896 and release of the foreign currency translation reserve related to its ownership interest of $6,553.
The Company has elected to measure the non-controlling interests in the acquiree at fair value.
The Company has made an assessment of the fair value of assets and liabilities of AMTC and BAC at the date control was obtained as follows:

	Fair value recognized on deemed acquisition
	AMTC	BAC	Total
Assets:
Property, plant and equipment	$243,974	$66,815	$310,789
Intangible assets	310	16	326
Inventories	7,720	—	7,720
Receivables from government grants	161	—	161
Receivables, prepayments and other assets	31,022	1,335	32,357
Cash and cash equivalents	1,812	2,321	4,133
	284,999	70,487	355,486
Liabilities:
Debt	$179,217	$9,071	$188,288
Deferred tax liabilities	3,370	7,009	10,379
Deferred income from government grants	3,143	3,039	6,182
Trade and other payables	9,866	1,800	11,666
Income taxes payable	865	—	865
	196,461	20,919	217,380
Total identifiable net assets acquired at fair value	88,538	49,568	138,106
Goodwill arising on acquisition	5,498	7,009	12,507
Less: Non-controlling interest measured at fair value	(35,411)	(28,306)	(63,717)
Fair value of equity interest held	$58,625	$28,271	$86,896
Receivables, prepayments and other assets include the fair value of trade receivables amounting to $31,079. The gross amount of trade receivables is $31,079 and it is expected that the full contractual amounts will be collected.
The goodwill is attributed to the synergies expected to arise after the acquisition and is allocated to the Company’s mask house cash generating unit, AMTC. None of the goodwill recognized is expected to be deductible for income tax purposes.
The fair value of the non-controlling interest has been estimated based on a proportional allocation of the fair value of the net tangible assets based on a valuation obtained by the Company from a third party valuation firm. The fair value measurements are based on significant inputs that are not observable in the market. The fair value estimate is based on:
•An assumed discount rate of 8.5% to 9.0%.
•A terminal value, calculated based on the Gordon Growth Model with a perpetual growth rate of 3.0%.
During the year ended December 31, 2021, AMTC contributed $39,822 of net revenue after intercompany eliminations and $8,122 to loss before income taxes from operations of the Company, while BAC contributed $0 of revenue and $(3,088) to loss before income taxes from operations of the Company.
The Company has allocated $(3,618) in the statements of operations and comprehensive loss for the year ended December 31, 2021 to the non-controlling interest.
Analysis of cash flows on acquisition:

	AMTC	BAC	Total
Net cash acquired with the subsidiary (included in cash flows from investing activities)	$1,812	$2,321	$4,133
Net cash flow on acquisition	$1,812	$2,321	$4,133